SCHEDULE OF STOCK OPTIONS ASSUMPTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Weighted average exercise price	$ 3.32	$ 8.50	$ 3.60
Weighted average dividend yield	0.00%	0.00%	0.00%
Weighted average volatility	83.51%	90.68%	94.77%
Weighted average estimated life	10 years	10 years	10 years
Weighted average share price	$ 3.32	$ 8.50	$ 3.60
Weighted average fair value	$ 2.70	$ 7.50	$ 3.00
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Weighted average risk-free interest rate	1.80%	0.80%	0.52%
Share price on the various grant dates	$ 2.72	$ 6.20	$ 2.20
Top of range [member]
IfrsStatementLineItems [Line Items]
Weighted average risk-free interest rate	3.48%	1.48%	1.52%
Share price on the various grant dates	$ 6.71	$ 9.50	$ 3.90